WARRANTS	12 Months Ended
Feb. 28, 2015
Warrants
WARRANTS

During the year ended February 28, 2014, the Company entered into a consulting agreement whereby the Company issued to the consultant 17,500 common stock purchase warrants with a term of four years and an exercise price equal to $2.50 per share.  The fair value of these warrants was determined to be $17,495, as calculated using the Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 1.09%; (2) an expected term of 4 years; (3) an expected volatility of 121%; and (4) zero expected dividends.

During the year ended February 28, 2014, the Company issued 295,833 warrants in connection with the issuance of Convertible Notes and 93,468 warrants in connection with an amendment of certain convertible notes during the year ended February 28, 2014.  See Note 9 for more details on these transactions.

During the year ended February 28, 2014, in connection with the issuance of 2013 Notes, the Company issued placement agent warrants to purchase an aggregate of 8,480 shares of common stock.  These placement agent warrants are exercisable at $2.50 per share, have a term of 5 years and a cashless exercise feature and vested immediately. The fair value of these warrants was determined to be $25,498, as calculated using a Black-Scholes model. Average assumptions used in the Black-Scholes model included: (1) a discount rate of 0.74%; (2) an expected term of 5 years; (3) an expected volatility of 134%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 25,000 warrants in connection with the issuance of Additional 2014 Notes referenced in Note 9 below. These warrants were issued on March 4, 2014, are exercisable at $2.10 per share, expire on March 4, 2019 and vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued 155,000 warrants in connection with the issuance of the May 2014 Notes referenced in Note 9 below. These warrants were issued between May 22, 2014 and June 26, 2014, are exercisable at $1.50 per share and expire between May 22, 2019 and June 26, 2019. These warrants vested immediately. These warrants were recorded as a debt discount based on their relative fair value.

During the year ended February 28, 2015, the Company issued an aggregate of 3,066,000 warrants in connection with the closing of the Qualified Financing as described in Note 6. 2,962,500 warrants were issued on June 30, 2014, and 103,500 warrants were issued on July 14, 2014 and expire on June 30, 2018 and July 14, 2018, respectively. These warrants vested immediately. These warrants are exercisable at $1.50 per share..  The warrants do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 1,714,773 Series A Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.70 per share and expire on March 31, 2020. These warrants vested immediately and do not contain any provision that would require liability treatment, therefore they were classified as equity in the consolidated balance sheet.

During the year ended February 28, 2015, the Company issued 145,600 Series A Warrants to placement agents in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.70 per share and expire on March 31, 2020. These warrants vested immediately and did not contain any provisions that would require liability treatment. On the grant date, the fair value of the placement agent warrants was $46,592, as calculated using a Black-Scholes model, which was recorded as a stock issuance cost. Assumptions used in the Black-Scholes model included: (1) a discount rate of 1.65%; (2) an expected term of 5.25 years; (3) an expected volatility of 123%; and (4) zero expected dividends.

During the year ended February 28, 2015, the Company issued 455,000 Series B Warrants in connection with the closing of the Series B Private Placement as described in Note 6. These warrants were issued on December 31, 2014, are exercisable at $0.55 per share and expire on March 31, 2020. These warrants vested immediately. These warrants contained a full ratchet anti-dilution price protection provision, which required the Series B Warrants to be classified as derivative warrant liability (See Note 6 and Note 12).

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	3,146,355	$1.24	$-	-
Issued	5,561,371	$1.16	$-	-
Outstanding at February 28, 2015	8,707,726	$1.19	$72,250	3.33

The following table summarizes common stock purchase warrants exercisable at February 28, 2015:

Exercise prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$0.55	455,000	5.09	455,000
$0.68	220,000	1.71	220,000
$0.70	1,860,371	5.09	1,860,371
$0.91	1,497,124	1.93	1,497,124
$1.40	786,250	1.49	786,250
$1.50	3,371,000	3.27	3,371,000
$2.10	472,001	2.96	472,001
$2.50	25,980	2.87	25,980
$3.00	20,000	1.92	20,000